Annual Fund Operating Expenses - Invesco Global Short Term High Yield Bond ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%